Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
January 31, 2025

Dates Covered
Collections Period	01/01/25 - 01/31/25
Interest Accrual Period	01/15/25 - 02/17/25
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/24	271,616,714.95	18,953
Yield Supplement Overcollateralization Amount 12/31/24	14,659,562.91	0
Receivables Balance 12/31/24	286,276,277.86	18,953
Principal Payments	14,460,355.03	1,077
Defaulted Receivables	496,626.45	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/25	13,583,025.68	0
Pool Balance at 01/31/25	257,736,270.70	17,851

Pool Statistics	$ Amount	# of Accounts
Pool Factor	25.03%
Prepayment ABS Speed	1.27%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	6,238,940.19	294
Past Due 61-90 days	2,430,425.94	114
Past Due 91-120 days	297,090.93	16
Past Due 121+ days	0.00	0
Total	8,966,457.06	424

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.30%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.01%
Delinquency Trigger Occurred	NO

Recoveries	472,987.71
Aggregate Net Losses/(Gains) - January 2025	23,638.74
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.10%
Prior Net Losses/(Gains) Ratio	0.86%
Second Prior Net Losses/(Gains) Ratio	0.81%
Third Prior Net Losses/(Gains) Ratio	0.45%
Four Month Average	0.56%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.57%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.59%
Weighted Average Contract Rate, Yield Adjusted	8.37%
Weighted Average Remaining Term	34.52

Flow of Funds	$ Amount
Collections	16,055,833.51
Investment Earnings on Cash Accounts	19,711.35
Servicing Fee	(238,563.56)
Transfer to Collection Account	-
Available Funds	15,836,981.30

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	616,708.41
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	8,964,585.85
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,207,324.47

Total Distributions of Available Funds	15,836,981.30

Servicing Fee	238,563.56
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 01/15/25	266,700,856.55
Principal Paid	13,880,444.25
Note Balance @ 02/18/25	252,820,412.30

Class A-1
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2a
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2b
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-3
Note Balance @ 01/15/25	132,530,856.55
Principal Paid	13,880,444.25
Note Balance @ 02/18/25	118,650,412.30
Note Factor @ 02/18/25	44.6054182%

Class A-4
Note Balance @ 01/15/25	89,920,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	89,920,000.00
Note Factor @ 02/18/25	100.0000000%

Class B
Note Balance @ 01/15/25	29,500,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	29,500,000.00
Note Factor @ 02/18/25	100.0000000%

Class C
Note Balance @ 01/15/25	14,750,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	14,750,000.00
Note Factor @ 02/18/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	749,212.58
Total Principal Paid	13,880,444.25
Total Paid	14,629,656.83

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.40654%
Coupon	4.97654%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.25000%
Interest Paid	358,937.74
Principal Paid	13,880,444.25
Total Paid to A-3 Holders	14,239,381.99

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7620377
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.1180510
Total Distribution Amount	14.8800887

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.3493900
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	52.1821212
Total A-3 Distribution Amount	53.5315112

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	645.84
Noteholders' Principal Distributable Amount	354.16

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/25	4,915,858.40
Investment Earnings	17,757.38
Investment Earnings Paid	(17,757.38)
Deposit/(Withdrawal)	-
Balance as of 02/18/25	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,024,336.91	$2,321,738.09	2,748,089.69
Number of Extensions	103	113	124
Ratio of extensions to Beginning of Period Receivables Balance	0.71%	0.77%	0.87%